ACQUISITION OF BITECH MINING (Details Narrative) - USD ($)				6 Months Ended		12 Months Ended
	Apr. 24, 2024	Jun. 27, 2022	Mar. 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	222,222,000
Stock value				$ 396,000	$ 225,000	$ 412,500	$ 150,000
Additional paid in capital				24,576,529		1,552,011	$ 780,414
Common Stock [Member]
Business Acquisition [Line Items]
Stock exchange of shares		485,781,168	485,781,168				485,781,168
Stock value				$ 5,407	$ 11,250	$ 17,292	$ 1,500
Preferred Stock [Member]
Business Acquisition [Line Items]
Stock exchange of shares							(9,000,000)
Stock value
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Shares issued and outstanding percent		96.00%
Bitech Mining Corporation [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock exchange of shares			94,312,250
Shares issued and outstanding percent			100.00%
Bitech Mining Corporation [Member] | Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions			94,312,250
Stock exchange of shares			9,000,000
Shares issued and outstanding percent			100.00%
Bitech Mining [Member]
Business Acquisition [Line Items]
Adjustment to additional paid in capital			$ 1,116,679
Additional paid in capital								$ 1,265,559
Recapitalization costs			139,880
Bitech Mining [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Stock value			20,241
Bitech Mining [Member] | Preferred Stock [Member]
Business Acquisition [Line Items]
Stock value			$ 9,000					9,000
Decrease in addiitional paid in capital								$ 9,000